INCOME TAXES - Components of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
(Loss) income before income taxes and equity in losses of unconsolidated investees
Domestic	$ 479,612	$ (384,890)	$ (307,284)
Foreign	(1,076,234)	111,364	81,401
Loss before income taxes and equity in losses of unconsolidated investees	(596,622)	(273,526)	(225,883)
Current tax (expense) benefits
Domestic	(607)	(463)	134
Foreign	(17,700)	3,525	(23,727)
Current income tax (expense) benefit	(18,307)	3,062	(23,593)
Deferred tax benefit
Domestic	0	16	0
Foreign	355	(2,452)	(8,598)
Deferred income tax (expense) benefit	355	(2,436)	(8,598)
(Provision for) benefits from income taxes	$ (17,952)	$ 626	$ (32,191)